Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000256345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Accumulated Value	$ 10,000		$ 10,733.21	$ 11,243.07	$ 11,023.89	$ 12,072.92	$ 12,963.09	$ 13,187.37	$ 11,494.34	$ 12,420.46	$ 12,902.84	$ 14,303.2
C000256346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000		10,759.26	11,298.43	11,095.4	12,204.41	13,122.64	13,383.37	11,685.1	12,657.82	13,197.37	14,663.78
C000256347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000		10,373.49	13,488.44	12,614.27	16,787.3	23,363.07	25,248.34	17,406.71	20,673.98	25,621.84	30,867.95
C000256350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Accumulated Value	9,999.99		11,622.93	13,118.53	10,561.15	13,527.13	13,780.34	17,828.02	16,778.69	18,826.31	20,829.83	23,091.01
C000256349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000		11,655.53	13,190.75	10,639.62	13,665.27	13,957.37	18,098.34	17,077.63	19,204.79	21,304.95	23,687.74
C000256352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000		11,424.49	12,253.38	11,845.88	13,557.13	13,893.56	14,685.81	13,038.93	14,515.52	15,783.93	17,072.41
C000256351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Accumulated Value	10,000		11,378.03	12,176.39	11,693.77	13,364.17	13,628.39	14,370.5	12,726.3	14,125.12	15,326.81	16,540.82
C000256353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Accumulated Value	10,000.01		10,961.57	13,302.52	13,071.3	17,127.27	21,230.66	27,100.33	21,767.67	27,989.32	34,234.22	42,133.83
C000256354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000		10,981.56	13,366.46	13,164.72	17,289.39	21,487.13	27,499.67	22,138.67	28,543.22	35,009.42	43,186
C000256355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000.01		11,980.09	13,831.94	12,643.62	15,875.28	15,868.44	19,946.32	18,399.44	19,774.11	21,999.6	24,507.37
C000256356 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Accumulated Value	10,000.01		11,952.67	13,766.7	12,559.11	15,728.04	15,686.56	19,659.99	18,098.49	19,396.67	21,524.77	23,921.32
C000256357 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Accumulated Value	10,000		10,392.85	10,772.84	10,664.44	11,612.11	12,590.13	12,617.85	10,793.29	11,514.75	11,862.43	12,916.55
C000256358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Accumulated Value	10,000		10,410.36	10,828.03	10,734.93	11,730.26	12,751.15	12,799.68	10,982.24	11,746.28	12,118.07	13,229.47
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Accumulated Value	10,000		10,391.03984	10,816.09568	10,788.53753	11,790.9295	12,684.13582	12,544.22997	10,914.43048	11,588.2113	11,824.45732	12,721.0482
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s 500 Index
Accumulated Value	10,000		11,195.99228	13,640.25288	13,042.21551	17,148.7408	20,303.89871	26,132.21799	21,399.44722	27,024.85754	33,786.40088	39,827.40826
Standard And Poors 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.74832	10,628.30783	10,629.51486	11,556.05848	12,423.53082	12,231.95174	10,640.56058	11,228.86024	11,369.2481	12,199.30863
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Accumulated Value	10,000		11,748.86431	12,628.05924	12,342.03938	14,120.6892	14,991.45066	15,795.53265	14,023.60583	15,910.86941	17,215.69665	18,679.62189
ICE BofA U S All Convertibles Speculative Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. All-Convertibles Speculative Quality Index
Accumulated Value	10,000		11,733.05601	13,409.34538	12,470.69571	16,226.38196	34,937.70169	39,643.475	30,433.07419	32,633.93626	35,928.37335	52,618.04306
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		10,732.85384	13,444.82865	12,806.11561	17,348.40883	23,522.10167	26,516.04851	19,430.70657	24,456.81662	29,862.5364	32,447.73221
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	10,000		11,999.74292	13,601.02062	11,929.49995	15,157.87257	15,910.40323	20,419.0696	17,962.21693	20,245.95423	22,892.10429	25,421.44664
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,734.04512	$ 13,337.44775	$ 12,234.802	$ 15,482.08448	$ 15,914.91317	$ 19,919.16804	$ 18,417.69179	$ 20,528.85666	$ 23,478.50102	$ 27,213.06012